Contents of Significant Accounts - Long-Term Loans - Additional Information (Detail) $ in Millions, $ in Millions	Oct. 10, 2024 TWD ($)	Sep. 26, 2024 USD ($)	Jul. 09, 2024 TWD ($)	Mar. 29, 2024 TWD ($)	Jul. 20, 2023 TWD ($)	Apr. 25, 2023 TWD ($)	Nov. 28, 2022 TWD ($)	Dec. 24, 2021 TWD ($)	Mar. 03, 2021 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
First Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period			1-year			1-year
Debt maximum borrowing capacity			$ 2,000			$ 2,000
Unused line of credit										$ 1,200		$ 1,200
Yuanta Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period									5-year
Debt maximum borrowing capacity									$ 4,000
Unused line of credit										0		0
CTBC Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period								5-year
Debt maximum borrowing capacity								$ 4,000
Unused line of credit										4,000		0
Secured syndicated loans from China development bank [member]
Disclosure of detailed information about borrowings [line items]
Endorsement										8,477		9,946
Secured syndicated loans from China development bank [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement										1,437		1,686
Secured syndicated loans from China development bank [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Endorsement										10,620		10,351
Secured syndicated loans from China development bank [member] | Top of range [member] | HEJIAN TECHNOLOGY (SUZHOU) CO., LTD. (HEJIAN) [member]
Disclosure of detailed information about borrowings [line items]
Endorsement										1,800		2,934
Mega International Commercial Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period							5-year
Debt maximum borrowing capacity							$ 5,000
Unused line of credit										2,000		5,000
Australia and New Zealand Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period		5-year
Debt maximum borrowing capacity		$ 300
Unused line of credit										8,500	$ 260
DBS Bank Taiwan [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period	5-year
Debt maximum borrowing capacity	$ 4,000
Unused line of credit										0
DBS Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period				5-year
Debt maximum borrowing capacity				$ 6,000
Unused line of credit										1,300
Taipei Fubon Bank [Member] | Unsecured Revolving Loan [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity period					5-year
Debt maximum borrowing capacity					$ 3,000
Unused line of credit										$ 0		$ 3,000